Income Taxes Deferred Taxes Balance Sheet Classification (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Current asset	$ 0.6	$ 0.8
Deferred income taxes	21.6	32.0
Net deferred tax asset	$ 22.2	$ 32.8